The latest report from your
Fund's management team

SEMIANNUAL REPORT

Bond Fund

NOVEMBER 30, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti Mcgill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President And
Chief Executive Officer
William L. Braman
Executive Vice President And
Chief Investment Officer
Susan S. Newton
Senior Vice President And Secretary
James J. Stokowski
Vice President And Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale And Dorr Llp
60 State Street
Boston, Massachusetts 02109-1803



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end November in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -36.06% year to date through November.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 17.16% year to date through November.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JAMES K. HO, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND BENJAMIN A. MATTHEWS, PORTFOLIO MANAGER

[A 2" x 3" photo at bottom middle of page of John Hancock Bond Fund. Caption below reads "Fund management team members (l-r): Ben Matthews and Jim Ho."]

John Hancock Bond Fund

General investment conditions improve;
Fund posts solid results

The broad fixed-income market benefited from an improvement in general investment conditions throughout the past six months. The Federal Reserve Board made no further interest-rate hikes and the economy showed concrete signs of slowing. As a result, interest rates trended downward for much of the period, despite a brief spike in September. Continued stock-market volatility also lent support to bonds, particularly higher-quality names, as the so-called wealth effect dissipated.

Performance results

John Hancock Bond Fund produced solid total returns for the six months ended November 30, 2000. The Fund's Class A, Class B and Class C shares posted total returns of 6.89%, 6.55%, and 6.51%, respectively, at net asset value. By comparison, the average corporate debt A-rated fund returned 6.69%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Longer-term performance information can be found on pages six and seven.

Corporate bonds: specific pressures

Although corporate bonds outpaced Treasury securities from July through September, they came under notable pressure as the period drew to a close. Several factors were responsible for credit-quality spreads widening. (Credit spreads represent the difference in yield between bonds of different credit qualities.) In the investment-grade arena, an increasing number of credit problems arose as many companies began to miss their earnings projections. Investors seemed to unduly punish any security whose issuer had even a hint of earnings weakness or disappointing financial results. Putting further pressure on high-quality corporate debt was the anticipation of heavy new issuance in the telecommunications sector and the worry that the market might have difficulty absorbing it.

"...stock market
volatility
also lent
support to
bonds..."

[Table at top left-hand column entitled "Top Five Sectors." The first listing is U.S. Government & Agencies 35%, the second is Utilities 15%, the third Finance 5%, the fourth Mortgage Banking 4% and the fifth Media 4%. A note below the table reads "As a percentage of net assets on November 30, 2000."]

Softer economic growth caused high-yield bonds to suffer considerably. As it became clear that financing for business expansion was drying up, the less established names found it harder to come to market with new issues and attract buyers.

When appropriate opportunities arose, we trimmed the portfolio's exposure to high-yield bonds. Some of the securities we sold included Global Crossing, NEXTLINK Communications, Inc., Focal Communications, Georgia-Pacific and Abitibi Consolidated.

"...we empha-
sized the
higher-quality
issues in
both the
investment-
grade and
high-yield
sectors."

Strategies for an economic slowdown

As evidence surfaced that the Fed had been successful in not only curbing inflation but also putting the brakes on the economy's torrid growth, we shifted our focus within the corporate sector to industries and companies that tend to be relatively insulated from the economic cycle. These include issues relating to defense, health care, energy and utilities, many of which performed quite well. We purchased or added to such names as aerospace companies Lockheed Martin, Raytheon and Boeing; utility companies such as Keyspan Corp., CalEnergy Corp., NRG Energy, Inc. and BVPS II Funding; health-care companies Tenet Healthcare and Hospital Corporation of America; and oil and gas companies Apache, Amerada Hess and Tosco Corporation.

[Table at bottom of left-hand column entitled "Scorecard". The header for the left column is "Investment" and the header for the right column is "Recent Performance...and What's Behind the Numbers". The first listing is Dominion Resources followed by an up arrow with the phrase "Held steady as spreads widened." The second listing is Lockheed Martin followed by an up arrow with the phrase "Investors favored its high quality." The third listing is Deutsche Telecom followed by a down arrow with the phrase "Excess supply, pressure in telecom sector." A note below the table reads "See 'Schedule of Investments.' Investment holdings are subject to change."]

Media was another area with solid representation in the portfolio. Some top performers include SFX Entertainment and Garden State Newspapers. SFX Entertainment, an owner and operator of entertainment venues across the United States, experienced price appreciation as the bonds were tendered upon the closing of its acquisition by Clear Channel Communications. Garden State Newspapers entered into an operating agreement with Scripps to jointly publish two competing papers in the Denver market, which should benefit both parties from a pricing and cost perspective.

Throughout the period, we emphasized the higher-quality issues in both the investment-grade and high-yield sectors. One such holding is GE Capital Corporation, a AAA-rated enhanced airline equipment trust certificate. To further minimize risk, we generally held smaller positions in longer-maturity corporate bonds. For the most part, we steered clear of emerging-market debt in keeping with our belief that the limited liquidity and continued volatility within the developing markets present too much risk to compensate for the potential rewards.

Treasury and agency issues perform well

The U. S. government, mortgage-backed and agency securities we held in the portfolio strongly contributed to performance throughout the period. As interest rates moved lower, all appreciated in price. The virtual meltdown of the NASDAQ Composite Index and volatility in the Standard & Poor's 500 Index caused investors to seek these safer investment havens, boosting demand. The wide credit spreads in the mortgage-backed and agency sector further attracted investors. Within the Treasury arena, our strategy was to ladder the Fund's holdings. That is, we owned issues across the yield curve -- short-, intermediate- and long-term. As the period progressed, we bolstered the Fund's stake in mortgage-backed and agency securities, raising it from roughly 14% of net assets in early June to 17% by period's end.

[Bar chart at top of left hand column with heading "Fund Performance". Under the heading is a note that reads "For the six months ended November 30, 2000." The chart is scaled in increments of 2% with 0% at the bottom and 8% at the top. The first bar represents the 6.89% total return for John Hancock Bond Fund Class A. The second bar represents the 6.55% total return for John Hancock Bond Fund Class B. The third bar represents the 6.51% total return for John Hancock Bond Fund Class C. The fourth bar represents the 6.69% total return for Average corporate debt A-rated fund. A note below the chart reads "Total returns for John Hancock Bond Fund are at net asset value with all distributions reinvested. The average corporate debt A-rated fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

In terms of duration, our strategy was to remain relatively neutral in relation to the Fund's performance benchmark, making no major bets on the direction of interest rates. (Duration is a measure of a Fund's sensitivity to interest rate changes. The longer the duration, the greater the possibility of price appreciation or depreciation as the direction of interest rates changes. The shorter the duration, the less price volatility a portfolio is likely to experience.)

Going forward

As we enter 2001, we look for leading economic indicators to tell us whether the economy has indeed landed softly or whether it is going to be a rougher ride than previously expected. We believe the Fed will soon change its monetary bias to one of neutrality and will likely reduce rates in the first quarter of 2001. The perception in the market right now seems to be not "if" but "when." Until that happens, however, the corporate sector will likely remain beset by challenges, particularly those related to creditworthiness, should earnings problems become more pronounced. In such an environment, in-depth credit research and individual security selection become an even greater factor in performance potential. John Hancock's credit research capabilities have enabled us to avoid many of the disaster credits in the period's first half, and we are confident they will continue to help in that regard going forward.

"...in-depth
credit
research and
individual
security
selection
become an
even greater
factor..."


--------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Bond Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming that all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 4.5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended November 30, 2000
                                            SIX       ONE      FIVE        TEN
                                         MONTHS      YEAR     YEARS      YEARS
                                         ------     -----     -----      -----
Cumulative Total Returns                  2.05%     2.75%    26.97%    106.39%
Average Annual Total Returns                --      2.75%     4.89%      7.51%

CLASS B
For the period ended November 30, 2000
                                                                         SINCE
                                            SIX       ONE      FIVE  INCEPTION
                                         MONTHS      YEAR     YEARS  (11/23/93)
                                         -----     ------    ------    -------
Cumulative Total Returns                  1.55%     1.85%    26.56%     45.89%
Average Annual Total Returns                --      1.85%     4.82%      5.53%

CLASS C
For the period ended November 30, 2000
                                                                         SINCE
                                            SIX       ONE            INCEPTION
                                         MONTHS      YEAR             (10/1/98)
                                         ------     -----              -------
Cumulative Total Returns                  4.46%     4.80%                3.66%
Average Annual Total Returns                 --     4.80%                1.68%

YIELDS
As of November 30, 2000
                                                                     SEC 30-DAY
                                                                        YIELD
                                                                    ----------
John Hancock Bond Fund: Class A                                          6.20%
John Hancock Bond Fund: Class B                                          5.89%
John Hancock Bond Fund: Class C                                          5.72%



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Bond Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Lehman Brothers Corporate Bond Index, an unmanaged index that mirrors the investment objectives and characteristics of the Fund. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Bond Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on November 30, 1990, before sales charge, and is equal to $21,631 as of November 30, 2000. The second line represents the Lehman Brothers Corporate Bond Index and is equal to $21,582 as of November 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Bond Fund, after sales charge, and is equal to $20,657 as of November 30, 2000.

Line chart with the heading John Hancock Bond Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $15,290 as of November 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on November 23, 1993, before sales charge, and is equal to $14,672 as of November 30, 2000.

Line chart with the heading John Hancock Bond Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Lehman Brothers Corporate Bond Index and is equal to $10,796 as of November 30, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Bond Fund on October 1, 1998, before sales charge, and is equal to $10,473 as of November 30, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Bond Fund, after sales charge, and is equal to $10,368 as of November 30, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Bond Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on November 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
November 30, 2000 (Unaudited)
------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Bonds (cost - $1,235,664,109)                             $1,224,659,309
Preferred stocks and warrants (cost -
$15,002,673)                                                  14,528,511
Joint repurchase agreement (cost -
$78,102,000)                                                  78,102,000
Corporate savings account                                            975
                                                       -----------------
                                                           1,317,290,795
Receivable for investments sold                               26,808,679
Receivable for shares sold                                       938,606
Dividends and interest receivable                             21,066,715
Other assets                                                     164,388
                                                       -----------------
Total Assets                                               1,366,269,183
                                                       -----------------
Liabilities:

Payable for investments purchased                             33,006,314
Payable for shares repurchased                                   828,514
Payable for futures variation margin -
Note A                                                             6,875
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                          946,359
Accounts payable and accrued expenses                            286,020
                                                       -----------------
Total Liabilities                                             35,074,082
                                                       -----------------
Net Assets:
Capital paid-in                                            1,420,842,341
Accumulated net realized loss on
investments and financial futures
contracts                                                    (78,070,372)
Net unrealized depreciation of
investments and financial futures
contracts                                                    (11,485,837)
Distributions in excess of net
investment loss                                                  (91,031)
                                                       -----------------
Net Assets                                                $1,331,195,101
                                                       =================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
interest outstanding - unlimited number of shares
authorized with no par value)
Class A - $1,114,619,371/77,369,952                               $14.41
========================================================================
Class B - $199,903,443/13,876,055                                 $14.41
========================================================================
Class C - $16,672,287/1,157,287                                   $14.41
========================================================================
Maximum Offering Price Per Share
Class A* - ($14.41/95.5%)                                         $15.09
========================================================================
Class C - ($14.41/99.0%)                                          $14.56
========================================================================
* On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.




The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Six months ended November 30, 2000 (Unaudited)
--------------------------------------------------------------
Investment Income:
Interest (including income on
securities loaned of $9,851)                       $50,424,782
Dividends                                              652,412
                                             -----------------
                                                    51,077,194
                                             -----------------
Expenses:
Investment management fee - Note B                   3,324,687
Distribution and service fee - Note B
Class A                                              1,666,788
Class B                                                932,730
Class C                                                103,037
Transfer agent fee - Note B                          1,707,057
Custodian fee                                          151,011
Accounting and legal services fee -
Note B                                                 128,402
Trustees' fees                                          50,782
Printing                                                42,218
Registration and filing fees                            40,092
Miscellaneous                                           35,274
Auditing fee                                            22,135
Legal fees                                               4,566
                                             -----------------
Total Expenses                                       8,208,779
                                             -----------------
Net Investment Income                               42,868,415
                                             -----------------
Realized and Unrealized Gain (Loss) on
Investments and Financial Futures Contracts:
Net realized loss on investments sold               (7,560,615)
Net realized loss on financial futures
contracts                                              (14,900)
Change in net unrealized appreciation
(depreciation) of investments                       51,795,737
Change in net unrealized appreciation
(depreciation) of financial futures
contracts                                               (6,875)
                                             -----------------
Net Realized and Unrealized Gain on
Investments and Financial Futures
Contracts                                           44,213,347
                                             -----------------
Net Increase in Net Assets Resulting
from Operations                                    $87,081,762
                                             =================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                               SIX MONTHS ENDED
                                               YEAR ENDED     NOVEMBER 30, 2000
                                             MAY 31, 2000           (UNAUDITED)
                                        -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                         $94,785,969           $42,868,415
Net realized loss on investments
sold and financial futures
contracts                                     (41,120,589)           (7,575,515)
Change in net unrealized
appreciation (depreciation) of
investments and financial futures
contracts                                     (42,640,839)           51,788,862
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                      11,024,541            87,081,762
                                        -----------------     -----------------
Distributions to Shareholders:
Distributions from net investment income
Class A - ($0.9569 and $0.4680
per share, respectively)                      (80,052,771)          (36,410,406)
Class B - ($0.8580 and $0.4222
per share, respectively)                      (13,337,325)           (5,853,272)
Class C - ($0.8542 and $0.4180
per share, respectively)                       (1,395,873)             (604,737)
                                        -----------------     -----------------
Total Distributions to
Shareholders                                  (94,785,969)          (42,868,415)
                                        -----------------     -----------------
From Fund Share Transactions -
Net: *                                       (135,698,460)          (32,099,182)
                                        -----------------     -----------------
Net Assets:
Beginning of period                         1,538,540,824         1,319,080,936
                                        -----------------     -----------------
End of period (including distributions
in excess of net investment income
of $91,031 and $91,031, respectively)      $1,319,080,936        $1,331,195,101
                                        =================     =================


Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
* Analysis of Fund Share Transactions:

                                                                                               SIX MONTHS ENDED
                                                      YEAR ENDED                              NOVEMBER 30, 2000
                                                     MAY 31, 2000                                 (UNAUDITED)
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                    16,180,316          $230,911,081            12,942,922          $184,055,914
Shares reinvested                               4,427,262            63,104,859             1,999,172            28,518,205
                                        -----------------     -----------------     -----------------     -----------------
                                               20,607,578           294,015,940            14,942,094           212,574,119
Less shares repurchased                       (28,432,224)         (405,098,642)          (16,368,013)         (232,806,830)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                   (7,824,646)        ($111,082,702)           (1,425,919)         ($20,232,711)
                                        =================     =================     =================     =================

CLASS B
Shares sold                                     3,416,464           $49,024,555             1,373,498           $19,579,649
Shares reinvested                                 554,800             7,907,679               225,182             3,215,982
                                        -----------------     -----------------     -----------------     -----------------
                                                3,971,264            56,932,234             1,598,680            22,795,631
Less shares repurchased                        (5,984,221)          (85,404,315)           (1,873,584)          (26,672,123)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                   (2,012,957)         ($28,472,081)             (274,904)          ($3,876,492)
                                        =================     =================     =================     =================

CLASS C
Shares sold                                       586,098            $8,361,864               520,599            $7,422,078
Shares reinvested                                  78,808             1,122,359                26,234               374,208
                                        -----------------     -----------------     -----------------     -----------------
                                                  664,906             9,484,223               546,833             7,796,286
Less shares repurchased                          (397,387)           (5,627,900)           (1,104,666)          (15,786,265)
                                        -----------------     -----------------     -----------------     -----------------
Net increase (decrease)                           267,519            $3,856,323              (557,833)          ($7,989,979)
                                        =================     =================     =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment gains and losses, distributions paid to shareholders, and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.



The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), dividends and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.



Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------------------------------------------------------
                            YEAR ENDED DECEMBER 31,                               YEAR ENDED MAY 31,             SIX MONTHS ENDED
                            -----------------------    PERIOD ENDED    ---------------------------------------- NOVEMBER 30, 2000
                               1995          1996     MAY 31, 1997(1)     1998          1999            2000        (UNAUDITED)
                            ----------   ----------   --------------   ----------     ----------     ----------     ----------
CLASS A
Per Share
Operating Performance
Net Asset Value,
Beginning of Period             $13.90       $15.40         $14.90         $14.78         $15.25         $14.76         $13.93
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Net Investment Income             1.12         1.09           0.44           1.05(2)        0.97(2)        0.96(2)        0.47(2)
Net Realized and Unrealized
Gain (Loss) on Investments
and Financial Futures
Contracts                         1.50        (0.50)         (0.12)          0.47          (0.49)         (0.83)          0.48
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment
Operations                        2.62         0.59           0.32           1.52           0.48           0.13           0.95
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                (1.12)       (1.09)         (0.44)         (1.05)         (0.97)         (0.96)         (0.47)
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                          $15.40       $14.90         $14.78         $15.25         $14.76         $13.93         $14.41
                            ==========   ==========     ==========     ==========     ==========     ==========     ==========
Total Investment
Return(3)                       19.40%        4.11%          2.22%(4)      10.54%          3.11%          0.97%          6.89%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)              $1,535,204   $1,416,116     $1,361,924     $1,327,728     $1,278,582     $1,097,993     $1,114,619
Ratio of Expenses to
Average Net Assets               1.13%        1.14%          1.11%(5)       1.08%          1.07%          1.11%          1.13%(5)
Ratio of Net Investment
Income to Average Net
Assets                           7.58%        7.32%          7.38%(5)       6.90%          6.35%          6.69%          6.55%(5)
Portfolio Turnover Rate           103%(6)      123%            58%           198%           228%           162%           108%

See notes to financial statements.



Financial Highlights (continued)
--------------------------------------------------------------------------------------------------------------------------------
                            YEAR ENDED DECEMBER 31,                               YEAR ENDED MAY 31,             SIX MONTHS ENDED
                            -----------------------    PERIOD ENDED    ---------------------------------------- NOVEMBER 30, 2000
                               1995          1996     MAY 31, 1997(1)     1998          1999            2000        (UNAUDITED)
                            ----------   ----------   --------------   ----------     ----------     ----------     ----------
CLASS B
Per Share
Operating Performance
Net Asset Value,
Beginning of Period             $13.90       $15.40         $14.90         $14.78         $15.25         $14.76         $13.93
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Net Investment Income             1.02         0.98           0.40           0.95(2)        0.86(2)        0.86(2)        0.42(2)
Net Realized and Unrealized
Gain (Loss) on Investments
and Financial Futures
Contracts                         1.50        (0.50)         (0.12)          0.47          (0.49)         (0.83)          0.48
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Total from Investment
Operations                        2.52         0.48           0.28           1.42           0.37           0.03           0.90
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Less Distributions:
Dividends from Net
Investment Income                (1.02)       (0.98)         (0.40)         (0.95)         (0.86)         (0.86)         (0.42)
                            ----------   ----------     ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of
Period                          $15.40       $14.90         $14.78         $15.25         $14.76         $13.93         $14.41
                            ==========   ==========     ==========     ==========     ==========     ==========     ==========
Total Investment
Return(3)                       18.66%        3.38%          1.93%(4)       9.78%          2.39%          0.27%          6.55%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                 $98,739     $134,112       $132,885       $165,983       $238,591       $197,189       $199,903
Ratio of Expenses to Average
Net Assets                       1.75%        1.84%          1.81%(5)       1.78%          1.77%          1.81%          1.77%(5)
Ratio of Net Investment
Income to Average Net
Assets                           6.87%        6.62%          6.68%(5)       6.18%          5.65%          6.00%          5.91%(5)
Portfolio Turnover Rate           103%(6)      123%            58%           198%           228%           162%           108%

See notes to financial statements.



Financial Highlights (continued)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                       SIX MONTHS ENDED
                                                        PERIOD ENDED              YEAR ENDED          NOVEMBER 30, 2000
                                                     MAY 31, 1999(7)            MAY 31, 2000                (UNAUDITED)
                                                     ---------------           -------------          ------------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                                     $15.61                  $14.76                      $13.93
                                                       -------------           -------------               -------------
Net Investment Income(2)                                        0.55                    0.85                        0.42
Net Realized and Unrealized
Gain (Loss) on Investments
and Financial Futures
Contracts                                                      (0.85)                  (0.83)                       0.48
                                                       -------------           -------------               -------------
Total from Investment
Operations                                                     (0.30)                   0.02                        0.90
                                                       -------------           -------------               -------------
Less Distributions:
Dividends from Net
Investment Income                                              (0.55)                  (0.85)                      (0.42)
                                                       -------------           -------------               -------------
Net Asset Value, End of
Period                                                        $14.76                  $13.93                      $14.41
                                                       =============           =============               =============
Total Investment Return(3)                                    (1.95%)(4)               0.28%                       6.51%(4)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                                               $21,368                 $23,900                     $16,672
Ratio of Expenses to Average
Net Assets                                                     1.77%(5)                1.80%                       1.83%(5)
Ratio of Net Investment
Income to Average Net
Assets                                                         5.65%(5)                6.01%                       5.87%(5)
Portfolio Turnover Rate                                         228%                    162%                        108%

(1) Effective May 31, 1997, the fiscal year end changed from December 31 to May 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) Annualized.
(6) Portfolio turnover rate excludes merger activity.
(7) Class C shares began operations on October 1, 1998.

See notes to financial statements.




Schedule of Investments
November 30, 2000 (Unaudited)
--------------------------------------------------------------------------------------------------------
The Schedule of Investments is a complete list of all securities owned by Bond Fund on November 30, 2000. It's divided into three main categories: bonds, preferred stocks and warrants, and short-term investments. The bonds are further broken down by industry group.
Short-term investments, which represent the Fund's "cash" position, are listed last.

                                                                                 PAR VALUE
                                                      INTEREST   CREDIT           (000s           MARKET
ISSUER, DESCRIPTION                                     RATE     RATING*          OMITTED)        VALUE
-------------------                                   --------   -------         ---------        ------
BONDS
Aerospace (1.50%)
Jet Equipment Trust,
Equipment Trust Cert Ser 95B2 08-15-14 (R)            10.910%     BBB             $5,800        $6,100,695
Lockheed Martin Corp.,
Bond 12-01-29                                          8.500      BBB-             2,835         3,110,562
Note 12-01-05                                          7.950      BBB-             3,115         3,352,207
Raytheon Co.,
Note 03-01-03                                          7.900      BBB-             4,335         4,410,429
Note 03-01-10                                          8.300      BBB-             2,835         3,033,989
                                                                                             -------------
                                                                                                20,007,882
                                                                                             -------------

Automobile/Trucks (1.65%)
ERAC USA Finance Co.,
Note 02-15-05 (R)                                      6.625      BBB+             1,440         1,398,154
Note 12-15-09 (R)                                      7.950      BBB+             2,675         2,699,262
Ford Credit Auto Owner Trust,
Pass Thru Ctf Ser 2000-F Class A-3 11-15-04            6.580      AAA              7,985         8,011,201
Ford Motor Co.,
Note 07-16-31                                          7.450      A                4,245         3,906,546
Toyota Auto Receivables Owner Trust,
Asset Backed Note Ser 2000-B Class A-4 04-15-07        6.800      AAA              5,920         5,938,470
                                                                                             -------------
                                                                                                21,953,633
                                                                                             -------------

Banks -- Foreign (3.18%)
Abbey National First Capital, B.V.,
Sub Note (United Kingdom) 10-15-04 (Y)                 8.200      AA-             10,000        10,439,600
African Development Bank,
Sub Note (Supra National) 12-15-03 (Y)                 9.750      AA-              8,000         8,753,120
International Bank for Reconstruction & Development,
Deb (Supra National) 09-01-16 (Y)                      8.250      AAA              5,000         5,824,550
Royal Bank of Scotland Plc,
Bond (United Kingdom) 03-31-05 (Y)                     8.817      A-               3,130         3,284,966
Scotland International Finance No. 2, B.V.,
Gtd Sub Note (Netherlands) 11-01-06 (R) (Y)            8.850      A               10,335        11,118,290
UBS PFD Funding Trust I,
Gtd Bond 10-01-49                                      8.622      AA-              2,870         2,911,469
                                                                                             -------------
                                                                                                42,331,995
                                                                                             -------------

Banks - United States (3.82%)
Bank of America Corp.,
Jr Sub Note 02-15-10                                   7.800      A                2,845         2,873,052
Bank of New York,
Cap Security 12-01-26 (R)                              7.780      A-               5,750         5,168,445
Barclays North American Capital Corp.,
Gtd Cap Note 05-15-21                                  9.750      AA-              8,925         9,455,859
BNP Paribas Capital Trust,
Sub Note 12-27-49 (R)                                  9.003      A-               2,860         2,926,638
National Westminster Bank Plc - New York Branch,
Sub Note 05-01-01                                      9.450      A+              10,000        10,091,700
NB Capital Trust IV,
Gtd Cap Security 04-15-27                              8.250      A-               2,915         2,678,156
RBSG Capital Corp.,
Gtd Cap Note 03-01-04                                 10.125      A               10,605        11,532,513
Security Pacific Corp.,
Med Term Sub Note 05-09-01                            10.360      A                6,000         6,091,200
                                                                                             -------------
                                                                                                50,817,563
                                                                                             -------------

Beverages (0.31%)
Canandaigua Brands, Inc.,
Sr Sub Note Ser C 12-15-03                             8.750      B+               4,140         4,098,600
                                                                                             -------------

Broker Services (0.32%)
Goldman Sachs Group, Inc.,
Med Term Note Ser B 10-01-09                           7.350      A+               4,275         4,204,933
                                                                                             -------------

Chemicals (0.21%)
Akzo Nobel, Inc.,
Bond 11-15-03 (R)                                      6.000      A-               2,860         2,771,912
                                                                                             -------------

Energy (0.94%)
Enron Corp.,
Note 08-15-05 (R)                                      8.000      BBB+             3,990         4,070,997
MidAmerican Energy Holdings,
Sr Bond 09-15-28                                       8.480      BBB-             4,275         4,496,146
P&L Coal Holdings Corp.,
Sr Sub Note Ser B 05-15-08                             9.625      B                4,065         3,953,213
                                                                                             -------------
                                                                                                12,520,356
                                                                                             -------------

Finance (4.92%)
Boeing Capital Corp.,
Sr Note 09-27-10                                       7.375      AA-              4,280         4,420,726
Bombardier Capital, Inc.,
Note 01-15-02 (R)                                      6.000      A-               4,675         4,624,977
CIT Group Holdings, Inc.,
Deb 03-15-01                                           9.250      A                5,000         5,030,450
Citigroup, Inc.,
Sub Note 10-01-10                                      7.250      A+               5,320         5,286,324
Ford Motor Credit Co.,
Note 04-28-03                                          6.125      A                5,540         5,456,789
General Electric Capital Corp.,
Note Ser A 11-15-10                                    6.875      AAA              4,245         4,303,029
General Motors Acceptance Corp.,
Note 07-15-05                                          7.500      A                4,025         4,100,428
Household Finance Corp.,
Note 11-01-02                                          5.875      A                6,925         6,811,984
Sr Unsub Note 02-01-09                                 5.875      A                3,005         2,668,079
HSBC Capital Funding LP,
Gtd Note (Channel Islands) 12-31-49 (R) (Y)            9.547      A-               3,430         3,672,913
Humpuss Funding Corp.,
Gtd Note 12-15-09 (R)                                  7.720      B3               1,938         1,405,262
Marlin Water Trust & Marlin Water Capital Corp.,
Sr Sec Note 12-15-01 (R)                               7.090      BBB              4,460         4,458,840
MMCA Auto Owner Trust,
Pass Thru Ctf Ser 2000-2 Class A-4 06-15-05            6.860      AAA              6,500         6,555,965
Spear Leeds & Kellogg LP,
Note 08-15-05 (R)                                      8.250      BBB+             3,245         3,355,460
Yanacocha Receivables Master Trust,
Pass Thru Cert Ser 1997-A 06-15-04 (R)                 8.400      BBB-             3,570         3,382,741
                                                                                             -------------
                                                                                                65,533,967
                                                                                             -------------

Food (0.31%)
Earthgrains Co.,
Sr Note 08-01-03                                       8.375      BBB              4,085         4,098,072
                                                                                             -------------

Government - Foreign (1.33%)
Nova Scotia, Province of,
Deb (Canada) 04-01-22 (Y)                              8.750      A-               7,500         8,591,700
Quebec, Province of,
Deb (Canada) 09-15-29 (Y)                              7.500      A+               2,850         2,932,023
Saskatchewan, Province of,
Deb (Canada) 12-15-20 (Y)                              9.375      A+               5,000         6,167,550
                                                                                             -------------
                                                                                                17,691,273
                                                                                             -------------

Government - U.S. (18.16%)
United States Treasury,
Bond 08-15-17                                          8.875      AAA             34,497        46,031,762
Bond 05-15-18                                          9.125      AAA             47,075        64,485,218
Bond 02-15-23                                          7.125      AAA             35,364        41,370,222
Note 08-15-03                                          5.750      AAA             29,775        29,923,875
Note 02-15-05                                          7.500      AAA             35,105        37,655,729
Note 07-15-06                                          7.000      AAA              7,217         7,725,582
Note 05-15-08                                          5.625      AAA             14,490        14,603,167
                                                                                             -------------
                                                                                               241,795,555
                                                                                             -------------

Government - U.S. Agencies (17.21%)
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf 01-01-16                          11.250      AAA                419           457,914
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf 02-01-08                           7.500      AAA                981           997,355
15 Yr Pass Thru Ctf 09-01-10 to 11-01-14               7.000      AAA              9,875         9,893,427
15 Yr Pass Thru Ctf 12-01-12                           6.500      AAA              7,722         7,634,369
30 Yr Pass Thru Ctf 10-01-23                           7.000      AAA              4,584         4,557,477
30 Yr Pass Thru Ctf 11-01-28                           6.500      AAA              3,358         3,264,541
Note 09-15-09                                          6.625      AAA             25,545        25,848,219
Note 01-15-30                                          7.125      AAA             22,840        24,406,596
Pass Thru Ctf Ser 1997-M8 Class A-1 01-25-22           6.940      AAA              3,080         3,137,884
Financing Corp.,
Bond 02-08-18                                          9.400      AAA              7,000         9,077,040
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf 01-15-16                          10.500      AAA                 54            59,514
30 Yr Pass Thru Ctf 01-15-16                          11.000      AAA                107           116,969
30 Yr Pass Thru Ctf 07-15-16 to 01-15-25               9.000      AAA              5,758         6,072,953
30 Yr Pass Thru Ctf 11-15-19 to 05-15-21               9.500      AAA              1,458         1,547,510
30 Yr Pass Thru Ctf 06-15-20 to 03-15-25              10.000      AAA                661           713,796
30 Yr Pass Thru Ctf 11-15-22                           8.000      AAA              2,317         2,375,573
30 Yr Pass Thru Ctf 01-15-29 to 12-01-30**             6.500      AAA             36,078        35,201,374
30 Yr Pass Thru Ctf 06-15-28 to 12-20-30***            7.000      AAA             66,346        65,961,473
30 Yr Pass Thru Ctf 05-15-30 to 10-15-30               7.500      AAA             27,454        27,745,966
                                                                                             -------------
                                                                                               229,069,950
                                                                                             -------------

Insurance (2.28%)
Equitable Life Assurance Society of the United States,
Surplus Note 12-01-05 (R)                              6.950      A+               3,700         3,674,322
Massachusetts Mutual Life Insurance Co.,
Surplus Note 11-15-23 (R)                              7.625      AA               3,970         3,783,251
New York Life Insurance Co.,
Surplus Note 12-15-23 (R)                              7.500      AA-             15,000        12,791,100
Sun Canada Financial Co.,
Gtd Sub Note 12-15-07 (R)                              6.625      AA-              7,250         6,903,015
URC Holdings Corp.,
Sr Note 06-30-06 (R)                                   7.875      A-               3,110         3,176,554
                                                                                             -------------
                                                                                                30,328,242
                                                                                             -------------

Leisure (0.56%)
HMH Properties, Inc.,
Gtd Sr Sec Note Ser A 08-01-05                         7.875      BB               3,455         3,282,250
MGM Mirage, Inc.,
Gtd Sr Note 09-15-10                                   8.500      BBB-             2,295         2,300,049
Waterford Gaming LLC,
Sr Note 03-15-10 (R)                                   9.500      B+               1,887         1,839,825
                                                                                             -------------
                                                                                                 7,422,124
                                                                                             -------------

Media (3.73%)
Adelphia Communications Corp.,
Sr Note Ser B 10-01-02                                 9.250      B+               4,750         4,417,500
Sr Note Ser B 07-15-03                                 8.125      B+               2,250         1,912,500
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom) 07-15-09 (Y)              8.200      BB+              2,940         2,791,001
Clear Channel Communications, Inc.,
Sr Note 06-15-05                                       7.875      BBB-             2,690         2,743,477
Comcast Corp.,
Sr Note 11-01-05                                       8.375      BBB              2,685         2,829,668
Continental Cablevision, Inc.,
Sr Note 05-15-06                                       8.300      A                3,820         3,948,581
CSC Holdings, Inc.,
Sr Note Ser B 07-15-09                                 8.125      BB+              1,380         1,352,124
Sr Sub Deb 05-15-16                                   10.500      BB-              2,910         3,117,338
Garden State Newspapers, Inc.,
Sr Sub Note 07-01-11                                   8.625      B+               2,485         2,186,800
J Seagram & Sons, Inc.,
Gtd Sr Note 12-15-18                                   7.500      BBB-             2,610         2,855,497
Mediacom LLC,
Sr Note Ser B 04-15-08                                 8.500      B+               2,895         2,634,450
News America Holdings, Inc.,
Gtd Sr Deb 08-10-18                                    8.250      BBB-             2,090         2,030,895
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada) 03-15-05 (Y)                   10.000      BB+              4,880         5,093,500
TCI Communications, Inc.,
Sr Deb 02-15-26                                        7.875      A                2,830         2,685,840
Time Warner, Inc.,
Deb 01-15-13                                           9.125      BBB              5,045         5,796,554
Viacom, Inc.,
Gtd Sr Note 07-30-10                                   7.700      BBB+             3,255         3,308,480
                                                                                             -------------
                                                                                                49,704,205
                                                                                             -------------

Medical (1.02%)
Dynacare, Inc.,
Sr Note (Canada) 01-15-06 (Y)                         10.750      B+               3,465         3,326,400
Fresenius Medical Care Capital Trust II,
Gtd Trust Preferred Security 02-01-08                  7.875      B+               3,480         3,245,100
HCA - The Healthcare Co.,
Note 09-01-10                                          8.750      BB+              1,470         1,492,050
Quest Diagnostics, Inc.,
Sr Sub Note 12-15-06                                  10.750      B+               3,205         3,397,300
Tenet Healthcare Corp.,
Sr Note 01-15-05                                       8.000      BB+              2,100         2,071,125
                                                                                             -------------
                                                                                                13,531,975
                                                                                             -------------

Mortgage Banking (4.42%)
Commercial Mortgage Acceptance Corp.,
Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-08           6.790      Aaa              5,613         5,597,360
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5 08-15-25            8.100      AAA              3,880         3,907,887
Credit Suisse First Boston Mortgage Securities Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class
A-1A 12-17-07                                          6.260      AAA              4,617         4,537,985
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass Thru Ctf Ser 1998-C1 Class C
03-15-08                                               6.861      A2               3,585         3,459,525
FirstPlus Home Loan Trust,
Pass Thru Ctf Ser 1998-4 Class A-5 01-10-18            6.380      AAA              6,220         6,173,350
GMAC Commercial Mortgage Securities, Inc.,
Pass Thru Ctf Ser 1997-C2 Class A-3 11-15-07           6.566      Aaa              6,025         5,832,718
LB Commercial Conduit Mortgage Trust,
Pass Thru Ctf Ser 1999-C1 Class A-1 08-15-07           6.410      Aaa              5,677         5,637,215
Morgan Stanley Capital I, Inc.,
Pass Thru Ctf Ser 1999-CAM1 Class A-3 11-15-08         6.920      AAA             12,480        12,488,775
Salomon Brothers Mortgage Securities VII, Inc.,
Mtg Pass Thru Ctf Ser 1997-HUD2 Class A-2
07-25-24                                               6.750      Aaa              3,940         3,919,670
UCFC Home Equity Loan Trust,
Pass Thru Ctf Ser 1996-D1 Class A6 02-15-25            7.180      AAA              7,260         7,255,179
                                                                                             -------------
                                                                                                58,809,664
                                                                                             -------------

Oil & Gas (1.87%)
Amerada Hess Corp.,
Bond 10-01-29                                          7.875      BBB+             2,835         2,845,461
Apache Finance Canada Corp.,
Gtd Sr Note (Canada) 12-15-29 (Y)                      7.750      BBB+             2,980         3,014,091
Devon Energy Corp.,
Gtd Sr Sub Note 06-15-07                               8.750      BBB+             2,575         2,696,617
El Paso Energy Corp.,
Med Term Note 10-15-30                                 8.050      BBB              2,845         2,899,425
Louis Dreyfus Natural Gas Corp.,
Note 12-01-07                                          6.875      BBB              2,685         2,603,779
Occidental Petroleum Corp.,
Sr Deb 09-15-09                                       10.125      BBB-             1,080         1,255,446
Ocean Energy, Inc.,
Gtd Sr Sub Note Ser B 07-15-07                         8.875      BB-              2,220         2,247,750
Petroleum Geo-Services,
Sr Note (Norway) 03-30-28 (Y)                          7.125      BBB              3,445         2,925,425
Tosco Corp.,
Note 02-15-30                                          8.125      BBB              4,335         4,458,678
                                                                                             -------------
                                                                                                24,946,672
                                                                                             -------------

Paper & Paper Products (0.32%)
International Paper Co.,
Sr Note 07-08-05 (R)                                   8.125      BBB+             4,165         4,278,134
                                                                                             -------------

Real Estate Investment Trust (1.52%)
American Health Properties, Inc.,
Note 01-15-07                                          7.500      BBB-             2,350         2,214,875
Cabot Industrial Properties, L.P.,
Note 05-01-04                                          7.125      BBB-             3,455         3,398,442
Camden Property Trust,
Note 04-15-04                                          7.000      BBB              3,800         3,731,866
Liberty Property, L.P.,
Med Term Note 06-05-02                                 6.600      BBB-             3,030         3,103,629
ProLogis Trust,
Sr Note 04-15-04                                       6.700      BBB+             3,555         3,467,831
TriNet Corporate Realty Trust, Inc.,
Note 05-15-01                                          7.300      BB               4,395         4,294,530
                                                                                             -------------
                                                                                                20,211,173
                                                                                             -------------

Telecommunications (3.86%)
Clearnet Communications, Inc.,
Sr Disc Note, Step Coupon (10.125%, 05-01-04)
(Canada) 05-01-09 (A) (Y)                               Zero      B3               2,500         2,000,000
Sr Disc Note, Step Coupon (14.750%, 12-15-00)
(Canada) 12-15-05 (A) (Y)                               Zero      B3               1,530         1,637,100
Cox Communications, Inc.,
Note 11-01-10                                          7.750      BBB              2,825         2,814,406
Deutsche Telekom International Finance B.V.,
Gtd Unsub Note (Netherlands) 06-15-30 (Y)              8.250      A-               2,895         3,020,643
Dominion Resources, Inc.,
Sr Note Ser A 06-15-10                                 8.125      BBB+             4,255         4,388,607
LCI International, Inc.,
Sr Note 06-15-07                                       7.250      BBB+             3,860         3,789,478
McLeodUSA, Inc.,
Sr Note 11-01-08                                       9.500      B+               2,510         2,108,400
Metromedia Fiber Network, Inc.,
Sr Note Ser B 11-15-08                                10.000      B+               1,385         1,052,600
MetroNet Communications Corp.,
Sr Note (Canada) 08-15-07 (Y)                         12.000      BBB              2,430         2,673,000
Motorola, Inc.,
Sr Note 11-15-10                                       7.625      A+               2,830         2,904,118
NTL Communications Corp.,
Sr Note Ser B 10-01-08                                11.500      B                2,600         2,236,000
Qwest Capital Funding, Inc.,
Gtd Note 07-15-28                                      6.875      BBB+             4,240         3,740,486
Sprint Capital Corp.,
Gtd Note 05-01-19                                      6.900      BBB+             2,835         2,413,804
TeleCorp PCS, Inc.,
Gtd Sr Sub Disc Note, Step Coupon (11.625%,
04-15-04) 04-15-09 (A)                                  Zero      B3               2,940         1,793,400
Verizon Communications,
Deb 04-15-28                                           6.940      A+               2,825         2,592,757
Vodafone AirTouch Plc,
Unsub Note (United Kingdom) 02-15-10 (R) (Y)           7.750      A                4,370         4,511,238
VoiceStream Wireless Corp.,
Sr Note 09-15-09                                      11.500      B-               2,640         2,897,400
Sr Note 11-15-09                                      10.375      B-                 870           922,200
WorldCom, Inc.,
Note 05-15-06                                          8.000      A-               3,860         3,946,078
                                                                                             -------------
                                                                                                51,441,715
                                                                                             -------------

Transportation (3.90%)
America West Airlines, Inc.,
Pass Thru Ctf Ser 1996-1B 01-02-08                     6.930      A-               3,313         3,236,783
Burlington Northern & Santa Fe Railway Co.,
Deb 08-15-30                                           7.950      BBB+             2,830         2,841,971
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1996-C 10-15-13                      9.500      BBB+             4,327         4,541,447
Pass Thru Ctf Ser 1999-1A 02-02-19                     6.545      AA+              5,511         5,174,726
Delta Air Lines, Inc.,
Pass Thru Ctf Ser 2000-1 Class A-2 11-18-10            7.570      AAA              2,825         2,879,805
Northwest Airlines, Inc.,
Gtd Note 03-15-04                                      8.375      BB               2,175         2,109,467
Pass Thru Ctf Ser 1996-1C 01-02-05                    10.150      BBB-             2,208         2,119,752
Pass Thru Ctf Ser 1996-1D 01-02-15                     8.970      BBB-             3,505         3,584,986
NWA Trust,
Sr Note Ser A 12-21-12                                 9.250      AA               4,986         5,445,761
Railcar Trust No. 1992-1,
Pass Thru Ser 1992-1 Class A 06-01-04                  7.750      AAA              9,486         9,638,925
US Airways, Inc.,
Pass Thru Ctf Ser 1989-A2 01-01-13                     9.820      BB-              3,150         2,756,250
Pass Thru Ctf Ser 1990-A1 03-19-05                    11.200      BB-              5,278         5,291,214
Wisconsin Central Transportation Corp.,
Note 04-15-08                                          6.625      BBB-             2,525         2,313,834
                                                                                             -------------
                                                                                                51,934,921
                                                                                             -------------

Utilities (14.66%)
AES Corp.,
Sr Note 06-01-09                                       9.500      BB               2,620         2,620,000
Sr Note 09-15-10                                       9.375      BB               1,110         1,101,675
Sr Sub Note 07-15-06                                  10.250      B+               3,570         3,605,700
AES Eastern Energy,
Pass Thru Ctf Ser 1999-A 01-02-17                      9.000      BBB-             3,700         3,606,390
Beaver Valley Funding Corp.,
Sec Lease Oblig Bond 06-01-17                          9.000      BB-              3,960         4,252,050
BVPS II Funding Corp.,
Collateralized Lease Bond 06-01-17                     8.890      BB-              6,600         6,996,000
Calpine Corp.,
Sr Note 08-15-05                                       8.250      BB+              5,600         5,580,226
Sr Note 05-15-06                                      10.500      BB+              4,650         4,836,000
Cleveland Electric Illuminating Co.,
1st Mtg Ser B 05-15-05                                 9.500      BB+             10,220        10,526,600
CMS Energy Corp.,
Sr Note 10-15-07                                       9.875      BB               1,160         1,152,785
Sr Note Ser B 01-15-04                                 6.750      BB               3,595         3,334,362
Connecticut Light & Power Co.,
1st Ref Mtg Ser C 06-01-02                             7.750      BBB-             1,940         1,957,906
Note 06-05-03 (R)                                      8.590      BBB-             2,350         2,351,645
East Coast Power LLC,
Sec Note 03-31-12                                      7.066      BBB-             3,105         2,896,350
EIP Funding-PNM,
Sec Fac Bond 10-01-12                                 10.250      BBB-             8,621         9,708,539
GG1B Funding Corp.,
Deb 01-15-11                                           7.430      BBB-             3,524         3,383,074
Hydro-Quebec,
Gtd Bond (Canada) 02-01-21 (Y)                         9.400      A+               3,215         3,910,244
Gtd Deb (Canada) 02-01-03 (Y)                          7.375      A+               7,185         7,289,757
Gtd Deb Ser FU (Canada) 02-01-12 (Y)                  11.750      A+               5,000         6,806,250
Iberdrola International B.V.,
Note 10-01-02                                          7.500      AA-              8,000         8,141,040
Sr Note (Netherlands) 06-01-03 (R) (Y)                 7.125      AA-              8,629         8,778,368
Keyspan Corp.,
Sr Note 11-15-10                                       7.625      A                2,835         2,897,087
Long Island Lighting Co.,
Deb 03-15-23                                           8.200      A-               5,615         5,530,775
Midland Cogeneration Venture L.P.,
Sec Deb Ser C-91 07-23-02                             10.330      BBB-             5,529         5,632,628
Midland Funding Corp. II,
Deb Ser A 07-23-05                                    11.750      BB+              5,665         6,169,695
Deb Ser B 07-23-06                                    13.250      BB+              1,900         2,117,341
Monterrey Power S.A. de C.V.,
Sr Sec Bond (Mexico) 11-15-09 (R) (Y)                  9.625      BB+              1,320         1,214,400
Niagara Mohawk Power Corp.,
Sec Fac Deb Bond 01-01-18                              8.770      BBB              6,847         7,026,939
North Atlantic Energy Corp.,
1st Mtg Ser A 06-01-02                                 9.050      BB+              2,351         2,375,309
Northeast Utilities,
Note Ser A 12-01-06                                    8.580      BB+              1,027         1,058,898
NRG Energy, Inc.,
Sr Note 09-15-10                                       8.250      BBB-             4,000         4,132,840
Pacific Gas & Electric Co.,
Sr Note 11-01-05 (R)                                   7.375      A                4,295         4,341,300
PECO Energy Transition Trust,
Pass Thru Ctf Ser 1999-A Class A-6 03-01-09            6.050      AAA              4,511         4,361,911
Pass Thru Ctf Ser 2000-A Class A-3 03-01-10            7.625      AAA             12,475        13,065,816
Pinnacle One Partners L.P.,
Sr Note 08-15-04 (R)                                   8.830      BBB-             2,175         2,224,220
PNPP II Funding Corp.,
Deb 05-30-16                                           9.120      BB-              4,120         4,351,256
Puget Sound Energy, Inc.,
1st Mtg Med Term Note Ser C 02-01-11                   7.690      A-               2,825         2,851,414
Sierra Pacific Resources,
Note 05-15-05                                          8.750      BBB              4,180         4,350,168
Southern California Edison Co.,
Note 11-03-03                                          7.200      A                2,690         2,712,408
System Energy Resources, Inc.,
1st Mtg 08-01-01                                       7.710      BBB-             5,525         5,480,248
TXU Corp.,
Gtd Note 01-30-37                                      8.175      BBB-             2,930         2,742,304
Waterford 3 Funding Corp.,
Sec Lease Oblig Bond 01-02-17                          8.090      BBB-             7,741         7,682,875
                                                                                             -------------
                                                                                               195,154,793
                                                                                             -------------
TOTAL BONDS (Cost $1,235,664,109)                                                (92.00%)    1,224,659,309
                                                                           -------------     -------------

                                                                              NUMBER OF
                                                                               SHARES
                                                                             OR WARRANTS
                                                                             -----------
PREFERRED STOCKS AND WARRANTS
California Federal Preferred Capital Corp.,
9.125%, Ser A, Preferred Stock                                                   327,190         7,341,326
CSC Holdings, Inc., 11.125% Ser M, Preferred
Stock                                                                             54,848         5,731,616
CSC Holdings, Inc., 11.750%, Ser H, Preferred
Stock                                                                              9,475         1,016,194
MetroNet Communications Corp., Warrant (Canada)
(R) (Y)                                                                            4,625           439,375
                                                                                             -------------
TOTAL PREFERRED STOCKS AND WARRANTS
(Cost $15,002,673)                                                                (1.09%)       14,528,511
                                                                           -------------     -------------


                                                                               PAR VALUE
                                                               INTEREST          (000s             MARKET
ISSUER, DESCRIPTION                                              RATE           OMITTED)           VALUE
-------------------                                            --------        ---------           ------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (5.87%)
Investment in a joint repurchase
agreement transaction with Barclay's,
Inc. -  Dated 11-30-00, due 12-01-00
(Secured by U.S. Treasury Bonds,
5.250% thru 6.375%, due 08-15-23 thru
02-15-29 and U.S. Treasury Notes,
4.750% thru 7.875%, due 02-15-03 thru
05-15-06) - Note A                                               6.490%          $78,102        $78,102,000
                                                                                             --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account Current
Rate 5.20%                                                                                             975
                                                                                            --------------
TOTAL SHORT-TERM INVESTMENTS                                                      (5.87%)       78,102,975
                                                                               ---------    --------------
TOTAL INVESTMENTS                                                                (98.96%)    1,317,290,795
                                                                               ---------    --------------
OTHER ASSETS AND LIABILITIES, NET                                                 (1.04%)       13,904,306
                                                                               ---------    --------------
TOTAL NET ASSETS                                                                (100.00%)   $1,331,195,101
                                                                               =========    ==============

(A) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(R) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $117,461,333 or 8.82% of net assets as of November 30, 2000.

(Y) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

  * Credit Ratings are unaudited and rated by Standard & Poor's where available, or Moody's Investor Services or John Hancock Advisers, Inc.
    where Standard & Poor's ratings are not available.

 ** A portion of these securities having an aggregate value of $19,372,168, or 1.46% of the Fund's net assets, has been purchased as forward commitments -- that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these securities until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of the forward commitments. Accordingly, the market value of $19,948,980 of United
    States Treasury Bond 9.125%, 05-15-18 has been segregated to cover the forward commitments.

*** A portion of these securities having an aggregate value of $5,792,886, or 0.44% of the Fund's net assets, has been purchased on a when-issued basis. The purchase price and the interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this security until settlement date. The Fund has instructed its Custodian Bank to segregate assets with a current value at least equal to the amount of its when-issued commitment. Accordingly, the market value of $5,909,490 of United States Treasury Bond 9.125%,
    05-15-18 has been segregated to cover the when-issued commitments.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Bond Fund

(UNAUDITED)
NOTE A --
ACCOUNTING POLICIES

John Hancock Bond Fund (the "Fund") is a diversified series of John Hancock Sovereign Bond Fund, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to generate a high level of current income, consistent with prudent investment risk, through investment in a diversified portfolio of freely marketable debt securities.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the Fund at a future date, usually beyond customary settlement date.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the period ended November 30, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At November 30, 2000, the Fund loaned securities having a market value of $346,000,000 collateralized by securities in the amount of $352,920,000.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. In addition, the Fund could be prevented from opening or realizing the benefits of closing out futures positions because of position limits or limits on daily price fluctuation imposed by an exchange.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

The Fund had the following open financial futures contracts at November
30, 2000:

                                                            UNREALIZED
EXPIRATION       OPEN CONTRACTS            POSITION        DEPRECIATION
----------      ---------------            --------        ------------
MAR 01       55 U.S. TREASURY NOTE          SHORT              $6,875
                                                           ============

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $39,087,636 of capital loss carryforwards available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforwards expire as follows: May 31, 2001 - $4,066,817, May 31, 2002 - $9,347,493, May 31,
2004 - $8,402,805, May 31, 2005 - $1,183,431, May 31, 2007 - $619,870
and May 31, 2008 - $15,467,220. Availability of a certain amount of these loss carryforwards which were acquired on September 15, 1995 in a merger, may be limited in a given year. Additionally, net capital losses of $26,884,560 are attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day (June 1, 2000) of the Fund's next taxable year.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund's average daily net asset value, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next
$500,000,000 and (d) 0.35% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the period ended November 30, 2000, JH Funds received net up-front sales charges of $385,524 with regard to sales of Class A shares. Of this amount, $52,247 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $121,701 was paid as sales commissions to unrelated broker-dealers and $211,576 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. During the period ended November 30, 2000, JH Funds received net up-front sales charges of $52,396 with regard to sales of Class C shares. Of this amount, $51,626 was paid as sales commissions to unrelated broker-dealers and $770 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the period ended November 30, 2000, CDSCs received by JH Funds amounted to $310,255 for Class B shares and $2,252 for Class C shares.

The Fund has a transfer agent agreement with John Hancock
Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of securities, other than obligations of the U.S. Government and its agencies and short-term securities, during the period ended November 30, 2000, aggregated $1,003,584,559 and $989,021,588, respectively. Purchases and proceeds from sales of obligations of the U.S. government, during the period ended November 30, 2000, aggregated $349,831,553 and $408,106,502, respectively.

The cost of investments owned at November 30, 2000 (including short-term investments) for federal income tax purposes was $1,329,101,685. Gross unrealized appreciation and depreciation of investments aggregated $21,676,647 and $33,488,512, respectively, resulting in net unrealized depreciation of $11,811,865.

NOTE D --
CHANGE IN ACCOUNTING PRINCIPLE

The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in a reclassfication between the cost of securities and a corresponding reclassification in net unrealized appreciation/depreciation, based on securities held as of December 31, 2000.



NOTES

John Hancock Funds -- Bond Fund



NOTES

John Hancock Funds -- Bond Fund



NOTES

John Hancock Funds -- Bond Fund



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John Hancock Funds, Inc.
MEMBER NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

PRSRT STD
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of the shareholders of the John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]



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